SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)		6 Months Ended
	Apr. 22, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Dec. 07, 2020
Class of Stock [Line Items]
Common Stock, Shares Authorized		200,000,000		200,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001
Proceeds from Issuance of Common Stock		$ 0	$ 200,000
Preferred Stock, Shares Authorized		10,000,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		5,000,000		5,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.001		$ 0.001
Preferred Stock, Shares Outstanding		0		0
Preferred Stock, Shares Issued		0		0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		1,000,000		1,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.001		$ 0.001
Preferred Stock, Shares Outstanding		500,000		500,000
Preferred Stock, Shares Issued		500,000		500,000
Small Cap Compliance [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued					500,000
Subscription Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	100,000
Proceeds from Issuance of Common Stock	$ 200,000